FILED VIA EDGAR

July 2, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:      VELA Funds (the “Trust”) Form N-1A

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, enclosed please find the Trust’s initial Registration Statement on Form N-1A (the “Registration Statement”). The Trust is a newly organized Delaware statutory trust. The Registration Statement concerns three series:

VELA Small Cap Fund

VELA Large Cap 130/30 Fund

VELA International Fund

If you have any questions concerning this filing, please contact me at (513) 869-4335.

Very truly yours,

/s/ Jesse D. Hallee

Jesse D. Hallee

Vice President and Senior Managing Counsel

cc:	Kevin Teng, Esq.
Jason Job
Lisa Wesolek